FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  30 September 2002

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
NAME:  TEWKSBURY CAPITAL MANAGEMENT LTD.
ADDRESS:  WASHINGTON MALL ONE, CHURCH STREET, 4TH FLOOR, HAMILTON, HM11, BERMUDA

FORM 13F FILE NUMBER:  28-06263

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:  JEFFREY W. CAMERON
TITLE:  ASSOCIATE LEGAL COUNSEL
PHONE:  441-299-2900

SIGNATURE, PLACE, AND DATE OF SIGNING:


____________________________
SIGNATURE
HAMILTON, BERMUDA
13 November 2002

REPORT TYPE:

[    ]  13F HOLDINGS REPORT

[    ]  13F NOTICE

[ X  ]  13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

FORM 13F FILE NUMBER:  		NAME:
28-06271			MFT LIMITED




FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:		0
FORM 13F INFORMATION TABLE ENTRY TOTAL:         3
FORM 13F INFORMATION TABLE VALUE TOTAL:         6964
(THOUSANDS)

LIST OF OTHER INCLUDED MANAGERS:	NONE



FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	 VALUE (x$1000) 	 SHARES/PRN 	 SH/PRN 	 INV DISCR 	 OTHER MNGRS 	 VOTING AUTH - SOLE
CENTENNIAL BANCORP	COM 	15133T10	1003	115608	SH	SOLE		115608
GOLDEN ST BANCORP INC	COM	38119710	3638	112551	SH	SOLE		112551
UNILAB CORP NEW	COM NEW	90476320	2323	110800	SH	SOLE		110800